Chapter 11 Filing (Reorganization Items, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Chapter 11 Filing Reorganization Items Net
Legal fees		$ 119
Professional fees		26
Total reorganization items, net		$ 145